Income taxes - Tax Effect on Significant Portions of Deferred Tax Assets and Deferred Tax Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Non-capital loss, investment tax credits, currently non-deductible interest expenses, and financing costs	$ 1,030,801	$ 878,000
Pension and OPEB	7,370	16,845
Environmental obligation	11,692	12,118
Regulatory liabilities	180,371	156,285
Other	72,109	61,917
Total deferred income tax assets	1,302,343	1,125,165
Less: valuation allowance	(97,344)	(107,583)	$ (27,471)
Total deferred tax assets	1,204,999	1,017,582
Deferred tax liabilities:
Property, plant and equipment	883,447	846,331
Outside basis differentials	364,511	315,581
Regulatory accounts	317,820	303,059
Other	59,640	33,834
Total deferred tax liabilities	1,625,418	1,498,805
Net deferred tax liabilities	(420,419)	(481,223)
Deferred tax assets	158,483	84,416
Deferred tax liabilities	$ (578,902)	$ (565,639)